Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 180,743	$ 245,091
Accounts receivable, net of allowance of $48,191	1,539,392
Prepaid Expense	23,895
Total Current Assets	1,744,030	$ 245,091
OTHER ASSETS
Security deposit	$ 6,800
Goodwill (Note 6)
Total Other Assets	$ 6,800
TOTAL ASSETS	1,750,830	$ 245,091
CURRENT LIABILITIES
Accounts payable and accrued expenses	$ 1,557,488	115,049
Convertible short term notes		42,000
Current maturities of notes payable - related parties		$ 115,738
Deferred revenue
Interest payable		$ 21,079
Total Current Liabilities	$ 1,557,488	293,866
TOTAL LIABILITIES	$ 1,557,488	$ 293,866
STOCKHOLDERS’ DEFICIT
Preferred stock: par value $0.001, 1,000,000 shares authorized; zero shares issued and outstanding
Common stock: par value $0.001, 74,000,000 shares authorized; 48,833,919 and 41,336,667 shares issued and outstanding, respectively	$ 48,833	$ 41,337
Additional paid-in capital	6,838,283	$ 4,208,516
Accumulated other comprehensive loss	(2,304)
Accumulated deficit	(6,691,470)	$ (4,298,628)
TOTAL STOCKHOLDERS’ (DEFICIT)	193,342	(48,775)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT)	$ 1,750,830	$ 245,091